EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Net profit attributable to equity owners of the parent	32,953	137,410	15,111	104
Weighted average shares outstanding	50,750,000	50,750,000	50,750,000	50,750,000
Basic and diluted earnings per share	0.65	2.71	0.30	—	*